Benefit Plans	12 Months Ended
Dec. 31, 2021
Benefit Plans [Abstract]
Benefit Plans
(9)	Benefit Plans

(a)	Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service while the plan was in effect. This plan was frozen as of December 31, 2006. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation.  The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974.  Contributions are intended to provide for benefits attributed to service to date.  Assets of the plan are administered by Trustco Bank’s Financial Services Department.

The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2021 and 2020:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2021	2020

Projected benefit obligation at beginning of year	$33,504	30,824
Service cost	-	37
Interest cost	856	1,076
Benefit payments and expected expenses	(2,142)	(1,956)
Net actuarial (gain) loss	(1,313)	3,523

Projected benefit obligation at end of year	$30,905	33,504

Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2021	2020

Fair Value of plan assets at beginning of year	$56,237	51,264
Actual gain on plan assets	8,952	6,953
Benefit payments and actual expenses	(2,123)	(1,980)
Fair value of plan assets at end of year	63,066	56,237

Funded status at end of year	$32,161	22,733

Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:

	December 31,
	2021	2020
Net actuarial (gain) loss	$(6,038)	1,401

The accumulated benefit obligation was $30.9 million and $33.5 million at December 31, 2021 and 2020, respectively.

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

	For the years ended December 31,
(dollars in thousands)	2021	2020	2019

Service cost	$-	37	42
Interest cost	856	1,076	1,244
Expected return on plan assets	(2,846)	(3,020)	(2,811)
Amortization of net loss	-	-	59
Net periodic pension credit	(1,990)	(1,907)	(1,466)

Amortization of net loss	-	-	(59)
Net actuarial (gain) loss included in other comprehensive income (loss)	(7,439)	(386)	(3,275)
Total recognized in other comprehensive income (loss)	(7,439)	(386)	(3,334)

Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	$(9,429)	(2,293)	(4,800)

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2022	$1,743
2023	1,739
2024	1,753
2025	1,763
2026	1,780
2027 - 2031	8,984

The assumptions used to determine benefit obligations at December 31 are as follows:

	2021	2020	2019
Discount rate	2.96%	2.65	3.56

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2021	2020	2019
Discount rate	2.65%	3.56	4.53
Expected long-term rate of return on assets	5.25	6.00	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b)	Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers.  This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan.  The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation.  Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations.  The accumulated benefits under this supplementary pension plan was approximately $2.3 million as of December 31, 2021 and 2020. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue.  Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee.  The expense recorded for this plan was $2.7 million, $2.2 million, and $1.9 million, in 2021, 2020, and 2019, respectively.

Rabbi trusts have been established for this plan.  These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments.  These assets are recorded at their fair value and are included in short-term investments in the Consolidated Statements of Condition.  As of December 31, 2021 and 2020, the trusts had assets totaling $2.3 million, respectively.

(c)	Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments.  In addition, the plan provides a death benefit to certain eligible employees and retirees. In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion.  The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time.  The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2021 and 2020:

Change in Accumulated Benefit Obligation:

(dollars in thousands)	December 31,
	2021	2020
Accumulated benefit obligation at beginning of year	$6,609	6,134
Service cost	75	73
Interest cost	190	203
Prior Service cost	611	-
Benefits paid	(80)	(116)
Net actuarial (gain) loss	(389)	315

Accumulated benefit obligation at end of year	$7,016	6,609

Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)	December 31,
	2021	2020
Fair value of plan assets at beginning of year	$29,126	26,358
Actual gain on plan assets	4,243	2,793
Company contributions	55	91
Benefits paid and actual expenses	(80)	(116)
Fair value of plan assets at end of year	33,344	29,126

Funded status at end of year	$26,328	22,517

Amounts recognized in accumulated other comprehensive income consist of the following as of:

(dollars in thousands)	December 31,
	2021	2020
Net actuarial gain	$(10,165)	(7,370)
Prior service credit	(232)	(438)

Total	$(10,397)	(7,808)

The accumulated benefit obligation was $7.0 million and $6.6 million at December 31, 2021 and 2020, respectively.

Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	December 31,
	2021	2020	2019
Service cost	$75	73	65
Interest cost	190	203	239
Expected return on plan assets	(1,163)	(1,183)	(990)
Amortization of net actuarial gain	(674)	(708)	(333)
Amortization of prior service cost (credit)	405	(196)	(197)
Net periodic benefit credit	(1,167)	(1,811)	(1,216)

Net (gain) loss	(3,469)	(1,295)	(2,692)
Amortization of prior service (cost) credit	(405)	196	197
Prior service cost	611	-	-
Amortization of net gain	674	708	333
Total amount recognized in other comprehensive loss	(2,589)	(391)	(2,162)

Total amount recognized in net periodic benefit cost and other comprehensive loss	$(3,756)	(2,202)	(3,378)

The estimated amount of net gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit income over the next fiscal year is approximately $1.1 million while the estimated amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit income (loss) over the next fiscal year is approximately $313 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)
Year	Postretirement Benefits

2022	$114
2023	130
2024	148
2025	172
2026	199
2027 - 2031	1,412

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2021	2020	2019
Discount rate	2.96%	2.65	3.56

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2021	2020	2019
Discount rate	2.65%	3.56	4.53
Expected long-term rate of return on assets, net of tax	4.00	4.50	4.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(d)	Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2021 and 2020, respectively:

(dollars in thousands)	December 31, 2021
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(7,439)	(3,469)	(10,908)
Prior service cost	-	611	611
Amortization of net actuarial gain	-	674	674
Amortization of prior service cost	-	(405)	(405)
Total	$(7,439)	(2,589)	(10,028)

	December 31, 2020
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(386)	(1,295)	(1,681)
Amortization of net actuarial gain	-	708	708
Amortization of prior service credit	-	196	196
Total	(386)	(391)	(777)

(e)	Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2021	2020	2021	2020
Debt Securities	33%	23	32	24
Equity Securities	62	68	63	66
Other	5	9	5	10
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets.  In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment.  Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories.  The Company’s investment goals are to maximize returns subject to specific risk management policies.  Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments.  The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities.  These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2021 and 2020, by asset category, is as follows:

		Fair Value Measurements at December 31, 2021 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,075	3,075	-	-
Equity mutual funds	39,249	39,249	-	-
U.S. government sponsored enterprises	17,032	-	17,032	-
Corporate bonds	3,041	-	3,041	-
Fixed income mutual funds	669	669	-	-

Total Plan Assets	$63,066	42,993	20,073	-

		Fair Value Measurements at December 31, 2021 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,600	1,600	-	-
Equity mutual funds	21,005	21,005	-	-
U.S. government sponsored enterprises	8,712	-	8,712	-
Corporate bonds	2,027	-	2,027	-

Total Plan Assets	$33,344	22,605	10,739	-

		Fair Value Measurements at December 31, 2020 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$4,809	4,809	-	-
Equity mutual funds	38,352	38,352	-	-
U.S. government sponsored enterprises	4,983	-	4,983	-
Corporate bonds	7,427	-	7,427	-
Fixed income mutual funds	666	666	-	-

Total Plan Assets	$56,237	43,827	12,410	-

		Fair Value Measurements at December 31, 2020 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,887	2,887	-	-
Equity mutual funds	19,304	19,304	-	-
U.S. government sponsored enterprises	3,607	-	3,607	-
Corporate bonds	3,328	-	3,328	-

Total Plan Assets	$29,126	22,191	6,935	-

At December 31, 2021 and 2020, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid‑cap, small‑cap and international funds.

There were no transfers between Level 1 and Level 2 in 2021 and 2020.

The Company made no contributions to its pension and postretirement benefit plans in 2021 or 2020.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2022.

(f)	Incentive and Bonus Plans

During 2006, the Company amended its profit sharing plan to include a 401(k) feature.  Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%.  No profit sharing contributions were made in 2021, 2020 or 2019 but were replaced with Company contributions to the 401(k) feature of the plan.  Expenses related to the plan aggregated $1.3 million for 2021, and $1.2 million for both 2020 and 2019.

The Company also has an officers and executive incentive plan.  The expense of these plans generally are based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year.  The expense recorded for this plan was $3.2 million, $3.3 million and $2.9 million in 2021, 2020 and 2019, respectively.

The Company has also awarded 291 thousand performance bonus units to the executive officers and directors.  These units become vested and exercisable only under a change of control as defined in the plan.  The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2010, the weighted average strike price of each unit was $44.37. The performance bonus units and the weighted average strike price of each unit were adjusted for the 1 for 5 reverse stock split effective May 28, 2021.

(g)	Stock-Based Compensation Plans-Equity Awards

Equity awards are types of stock-based compensation that are to be settled in shares.  As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.

In May 2019, shareholders of the Company approved the TrustCo Bank Corp NY 2019 Equity Incentive Plan (2019 Equity Incentive Plan) which replaced and combined into one plan both the Amended and Restated TrustCo Bank Corp NY 2010 Equity Incentive Plan (2010 Equity Incentive Plan) and the Amended and Restated TrustCo Bank Corp NY 2010 Directors Equity Incentive Plan (Directors Plan), and all remaining shares eligible for issuance thereunder were canceled. Awards previously made under the prior plans remain in effect in accordance with the terms of those awards. Under the 2019 Equity Incentive Plan the Company may provide for the issuance of 400,000 shares of our common stock which is available for issuance pursuant to options, SARs, restricted stock, and restricted stock units (both time based and performance based), to eligible employees and directors.  This allotment of 400,000 shares includes the authorized but unissued shares remaining available for issuance under the 2010 Equity Incentive Plan and the Directors Plan.  As of December 31, 2021, the Company may issue approximately 147 thousand shares of our common stock pursuant to options, SARs, restricted stock, and restricted stock units (both time based and performance based). The plans were adjusted for the 1 for 5 reverse stock split effective May 28, 2021.

Under the 2019 Equity Incentive Plan, the exercise price of each option may not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten percent shareholder the option price may not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2021 and changes during the year then ended, are as follows and are adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2021	103,824	$33.35
New options awarded - 2021	-	-
Expired options - 2021	(3,590)	27.08
Options forfeited - 2021	-	-
Exercised options - 2021	(9,923)	26.23
Balance, December 31, 2021	90,311	$34.38	2.81 years

Exercisable Options

Balance, December 31, 2021	90,311	$34.38	2.81 years

At December 31, 2021, the intrinsic value of outstanding stock options and vested stock options was approximately $43 thousand.  All outstanding options were vested as of December 31, 2021 and there was no stock based compensation expense in 2021.

  During 2021 and 2019, options for 10 thousand, and 6 thousand shares of stock were exercised, respectively., adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021. There were no stock options exercised in 2020. The intrinsic value and related tax benefits of stock options exercised in these years was not material.  It is the Company’s policy to generally issue stock upon stock option exercises from previously unissued shares of common stock or treasury shares.

Income tax benefits recognized in the accompanying Consolidated Statements of Income related to stock-based compensation were not material.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant.  The Company did not grant new stock option awards in 2021, 2020, or 2019.

There was no stock-based compensation expense recognized in 2021. During 2020,  and 2019, the Company recognized $15 thousand, and $5 thousand in stock-based compensation expense related to the equity awards, respectively.

(h)	Stock-Based Compensation Plans-Liability Awards

Liability awards are types of stock-based compensation that can be settled in cash (not shares).  As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition.  The Company granted both service-based and performance based liability awards in 2021, 2020 and 2019.

The activity for service-based awards during 2021 was as follows:

Restricted share units

Outstanding Units
Balance, December 31, 2020 (1)	69,264
New awards granted	46,940
Forfeited awards	-
Awards settled (1)	(33,572)
Balance, December 31, 2021 (1)	82,632

(1)	Unit amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.

Service-Based Awards: During 2021 and 2020, the Company issued restricted share units to certain eligible officers, executives and members of its board of directors.  The restricted share units do not hold voting powers, and are not eligible for common stock dividends.  Depending on the year of the grant the awards either become 100% vested after one year, or vest in whole units in equal installments from the first through the third year following the award date.  Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2021, 2020 and 2019, the Company recognized $1.2 million, $715 thousand and $743 thousand, respectively, in stock‑based compensation expense related to these awards.  Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled approximately $2.9 million at December 31, 2021. During 2021, one third of the awards granted in 2018, 2019 and 2020 became vested and settled. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 25 months as of December 31, 2021.

The liability related to service-based liability awards was approximately $229 thousand and $187 thousand at December 31, 2021 and 2020, respectively.

The activity for performance-based awards during 2021 was as follows:

Performance share units

Outstanding Units
Balance, December 31, 2020 (1)	118,320
New awards granted (1)	54,478
Forfeited awards	-
Awards settled (1)	(27,683)
Balance, December 31, 2021 (1)	145,115

(1)	Unit amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.

Performance Based Awards: During 2021, 2020 and 2019, the Company issued performance share units to certain eligible officers and executives.  These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule and the satisfaction of performance metrics. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

For units granted in 2018, those have been fully vested and unpaid.  For units granted subsequent to 2018, all of the units are unvested as of December 31, 2021, and the Company expects to meet the required performance criteria of the awards.

During 2021, 2020 and 2019, the Company recognized approximately $1.8 million, $500 thousand and $1.6 million, respectively, in stock based compensation expense related to these units.  Unrecognized stock-based compensation expense related to the outstanding performance share units totaled $2.8 million at December 31, 2021.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 25 months as of December 31, 2021.

The liability related to performance based liability awards totaled $2.9 million and $2.1 million at December 31, 2021 and 2020, respectively.